Summary of Significant Accounting Policies (Details Textual)	9 Months Ended		12 Months Ended
	Sep. 30, 2016 Segments $ / shares	Sep. 30, 2015 $ / shares	Dec. 31, 2015 Segments $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares
Summary of Significant Accounting Policies (Textual)
Weighted average exercise price, outstanding			$ 11.90
Number of operating segments | Segments	2		2
Quarterly vesting period of stock options issued to directors upon re-election			1 year
Period of stock option granted to director and employees			10 years
Percentage of options, vested immediately			25.00%
Percentage of options, vested later till three year			25.00%
Period of expiration of option upon termination of employee or director			3 months
Period of re-measurement of option's price using the Black-Scholes model			3 months
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets, estimated useful life	11 years		11 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets, estimated useful life	16 years		16 years
Option [Member]
Summary of Significant Accounting Policies (Textual)
Weighted average exercise price, outstanding	$ 19.60	$ 23.10	$ 21.30
Dividend yield	0.00%	0.00%	0.00%
Expected life of stock option	4 years		4 years
Volatility rate	116.00%
Forfeiture rate	12.00%	12.00%	12.00%
Issuance of stock option | shares			60,534
Fair value of options price			$ 12.20	$ 14.80
Shares issuable upon exercise of outstanding derivative instruments | shares			276,861	248,828
Stock option vesting, Description	Stock options issued to employees vest 25% on the grant date, then 25% each subsequent year for a period of three years. Stock options vest over each three-month period from the date of issuance to the end of the three year period.
Weighted average exercise price, granted	$ 7.72	$ 14.40
Option [Member] | Directors Upon Re-election [Member]
Summary of Significant Accounting Policies (Textual)
Stock option, Expiration period	1 year
Option [Member] | Permanent Employees or Directors [Member]
Summary of Significant Accounting Policies (Textual)
Stock option, Expiration period	10 years
Option [Member] | Terminated Employees or Directors [Member]
Summary of Significant Accounting Policies (Textual)
Stock option, Expiration period	3 months
Option [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Volatility rate		136.00%	121.00%	128.00%
Risk free interest rate	0.96%	0.99%	0.98%	1.05%
Option [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Volatility rate		141.00%	141.00%	165.00%
Risk free interest rate	1.52%	1.34%	1.53%	1.43%
Warrant [Member]
Summary of Significant Accounting Policies (Textual)
Weighted average exercise price, outstanding	$ 7.38	$ 8.00	$ 7.40	$ 11.50	$ 21.70
Issuance of stock option | shares				116,932
Shares issuable upon exercise of outstanding derivative instruments | shares			492,612	726,950
Weighted average exercise price, granted	$ 7.40	$ 8.10